Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Movement of Investments in Associates and Joint Ventures

	2017 RMB million	2016 RMB million
As at 1 January	119,766	47,175
Change of the cost	37,110	68,387
Share of profit or loss	7,143	5,855
Declared dividends	(1,862)	(820)
Other equity movements	(685)	(831)

As at 31 December	161,472	119,766

Detailed Information about Movement of Investments in Associates and Joint Ventures

				Movement
	Accounting method	Cost	As at 31 December 2016	Change of the cost		Share of profit or loss	Declared dividends	Other equity movements	Provision of impairment	As at 31 December 2017	Percentage of equity interest	Accumulated amount of impairment
Associates
China Guangfa Bank Co., Ltd. (“CGB”) (i)	Equity Method	32,162	50,229	—		4,186	—	(956)	—	53,459	43.686%	—
Sino-Ocean Group Holding Limited (“Sino-Ocean”) (ii)	Equity Method	11,245	12,680	—		1,201	(553)	298	—	13,626	29.79%	(1,010)
China Life Property & Casualty Insurance Company Limited (“CLP&C”)	Equity Method	6,000	7,929	—		328	(69)	(3)	—	8,185	40.00%	—
COFCO Futures Company Limited (“COFCO Futures”)	Equity Method	1,339	1,419	—		47	—	—	—	1,466	35.00%	—
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. (“Pipeline Company”)	Equity Method	20,000	20,000	—		1,351	(20)	16	—	21,347	43.86%	—
China United Network Communications Limited (“China Unicom”) (iii)	Equity Method	21,829	—	21,829	(Note)	(18)	—	(28)	—	21,783	10.56%	—
Others (iv)	Equity Method	9,948	10,407	—		567	(776)	(466)	—	9,732		—

Subtotal		102,523	102,664	21,829		7,662	(1,418)	(1,139)	—	129,598		(1,010)

Joint ventures
China Life (Sanya) Health Investments Co., Ltd (“Sanya Company”)	Equity Method	306	301	—		(10)	—	—	—	291	51.00%	—
Others (iv)	Equity Method	33,349	16,801	15,281		(509)	(444)	454	—	31,583		—

Subtotal		33,655	17,102	15,281		(519)	(444)	454	—	31,874		—

Total		136,178	119,766	37,110		7,143	(1,862)	(685)	—	161,472		(1,010)

Note: Including the amount originally held by the Company.

(i)	The Company proposed to subscribe for 1,869,586,305 additional shares offering of CGB at no more than RMB7.01 per share, with a total consideration of RMB13.2 billion. The specific subscription price and quantity will be subject to the adjustment based on the valuation result filed to state-owned assets authority. Upon the completion of transaction, the Company will hold 43.686% of CGB’s ownership interest, unchanged from prior to the transaction. As at 31 December 2017, the transaction has been reviewed and approved by the Board of Directors of the Company, and the relevant parties of the transaction have not entered into the contracts.

(ii)	The 2016 final dividend of HKD0.12 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 18 May 2017. The Company received a cash dividend amounting to RMB239 million. The 2017 interim dividend of HKD0.167 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 23 August 2017. The Company received a cash dividend amounting to RMB314 million.

Sino-Ocean, the Group’s associate is listed in Hong Kong. On 29 December 2017 (the last trading day in 2017), the stock price of Sino-Ocean was HKD5.39 per share. As at 31 December 2017, an impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been made by the Group. The Group performed an impairment test to this investment on 31 December 2017. The recoverable amount of this investment valued by the Group approximated to the carrying amount and therefore no impairment loss was made for this investment in 2017.

(iii)	On 16 August 2017, the Company entered into an agreement to acquire 3,177,159,590 non-public offering of A ordinary shares of China Unicom, with a total consideration of RMB21.7 billion to participate into the Mixed Ownership Reform of China Unicom. Upon the completion of the transaction as at 31 October 2017, the Group’s share percentage of China Unicom increased from 0.08% to 10.56%, making the Company the second largest shareholder of China Unicom. In accordance with the articles of China Unicom, the Company is entitled to nominate candidates for the Board of Directors and Supervisors. The candidate of Board of Directors nominated by the Company was approved in the General Meeting of China Unicom on 8 February 2018. The management considered that the Group can exert significant influence upon China Unicom, and therefore accounted for it as an associate. On 29 December 2017 (the last trading day in 2017), the stock price of China Unicom was RMB6.33 per share. As at 31 December 2017, the Company had not yet completed the valuation for fair value of the identifiable net assets of China Unicom.

(iv)	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.

(v)	Except for a 36-month restricted period of the investment in China Unicom, as mentioned in (iii), the Group has no restrictions to transact other investments in associates and joint ventures.

Major Associates and Joint Venture

As at 31 December 2017, the major associates and joint venture of the Group are as follows:

Name	Country of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.79%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.56%

Joint venture
Sanya Company	PRC	51.00%

As at 31 December 2016, the major associates and joint venture of the Group are as follows:

Name	Country of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.991%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%

Joint venture
Sanya Company	PRC	51.00%

Financial Information of Major Associates and Joint Venture

The following table illustrates the financial information of the Group’s major associates and joint venture as at 31 December 2017 and for the year ended 31 December 2017:

	CGB RMB million	Sino-Ocean RMB million	CLP&C RMB million	COFCO Futures RMB million	Pipeline Company RMB million	China Unicom RMB million	Sanya Company RMB million
Total assets	2,072,915	191,894	79,601	10,651	36,243	573,617	888
Total liabilities	1,959,069	133,166	59,138	8,020	934	266,599	317
Total equity	113,846	58,728	20,463	2,631	35,309	307,018	571
Total equity attributable to equity holders of the associates and joint ventures	113,846	48,502	20,463	2,631	35,309	135,393	571
Total adjustments (i)	2,267	(2,617)	—	—	676	—	—
Total equity attributable to equity holders of the associates and joint ventures after adjustments	116,113	45,885	20,463	2,631	35,985	135,393	571
Proportion of the Group’s ownership	43.686%	29.79%	40.00%	35.00%	43.86%	10.56%	51.00%
Gross carrying value of the investments	53,459	14,636	8,185	1,466	21,347	21,783	291
Impairment	—	(1,010)	—	—	—	—	—
Net carrying value of the investments	53,459	13,626	8,185	1,466	21,347	21,783	291

Total revenues	50,531	49,236	61,142	399	5,644	274,829	—
Net profit/(loss)	10,204	6,259	820	135	3,055	1,684	(20)
Other comprehensive income	(2,332)	912	(35)	—	—	(230)	—
Total comprehensive income	7,872	7,171	785	135	3,055	1,454	(20)

The following table illustrates the financial information of the Group’s major associates and joint venture as at 31 December 2016 and for the year ended 31 December 2016:

	CGB RMB million	Sino-Ocean RMB million	CLP&C RMB million	COFCO Futures RMB million	Pipeline Company RMB million	Sanya Company RMB million
Total assets	2,047,592	151,265	72,773	11,287	37,231	799
Total liabilities	1,941,618	101,935	52,950	8,710	5,014	208
Total equity	105,974	49,330	19,823	2,577	32,217	591
Total equity attributable to equity holders of the associates and joint ventures	105,974	43,999	19,823	2,496	32,217	591
Total adjustments (i)	3,163	(1,576)	—	—	—	—
Total equity attributable to equity holders of the associates and joint ventures after adjustments	109,137	42,423	19,823	2,496	32,217	591
Proportion of the Group’s ownership	43.686%	29.991%	40.00%	35.00%	43.86%	51.00%
Gross carrying value of the investments	50,229	13,690	7,929	1,419	20,000	301
Impairment	—	(1,010)	—	—	—	—
Net carrying value of the investments	50,229	12,680	7,929	1,419	20,000	301

Total revenues	55,276	37,748	55,728	375	2,339	1
Net profit/(loss)	9,504	4,446	1,157	66	631	(9)
Other comprehensive income	(1,070)	(164)	(526)	—	—	—
Total comprehensive income	8,434	4,282	631	66	631	(9)

The Group had no contingent liabilities with the associates and joint ventures as at 31 December 2017 and 31 December 2016. The Group had a capital contribution commitment of RMB20.996 billion with a joint venture as at 31 December 2017 (31 December 2016: RMB2,991 million). The capital contribution commitment amount has been included in the capital commitments in Note 38.

(i)	Including adjustments for the difference of accounting policies, fair value and others.